PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provision for closure and reclamation
	December 31, 2018	December 31, 2017	December 31, 2016
Balance, beginning of year	$244,323	$242,374	$208,993
Accretion	20,916	1,976	33,354
Balance, end of year	$265,239	$244,323	$242,347